STOCK OPTIONS (Details 2A) - Option [Member]	3 Months Ended
May 31, 2017 $ / shares shares
Options exercisable	8,068
Exercise Price | $ / shares	$ 9.96
Weighted Average Remaining Life (years)	7 years 11 months 12 days
Number of Options	630,998
Weighted Average Remaining Life (years)	9 years 1 month 24 days
Exercisable | Exercise Price 1
Options exercisable	8,068
Exercise Price | $ / shares	$ 2
Weighted Average Remaining Life (years)	9 years 1 month 10 days
Exercisable | Exercise Price 4
Options exercisable	8,068
Exercise Price | $ / shares	$ 3.55
Weighted Average Remaining Life (years)	8 years 8 months 5 days
Exercisable | Exercise Price 5
Options exercisable	8,068
Exercise Price | $ / shares	$ 8.1
Weighted Average Remaining Life (years)	7 years 8 months 1 day
Exercisable | Exercise Price 6
Options exercisable	8,068
Exercise Price | $ / shares	$ 8.25
Weighted Average Remaining Life (years)	8 years 4 days
Exercisable | Exercise Price 7
Options exercisable	8,068
Exercise Price | $ / shares	$ 10.2
Weighted Average Remaining Life (years)	4 years 7 months 10 days
Exercisable | Exercise Price 8
Options exercisable	8,068
Exercise Price | $ / shares	$ 11.25
Weighted Average Remaining Life (years)	7 years 11 months 19 days
Exercisable | Exercise Price 9
Options exercisable	8,068
Exercise Price | $ / shares	$ 16.5
Weighted Average Remaining Life (years)	7 years 4 months 17 days
Exercisable | Exercise Price 10
Options exercisable	8,068
Exercise Price | $ / shares	$ 22.5
Weighted Average Remaining Life (years)	7 years 8 months 1 day
Exercisable | Exercise Price 11
Options exercisable	8,068
Exercise Price | $ / shares	$ 48.75
Weighted Average Remaining Life (years)	5 years 10 months 6 days
Exercisable | Exercise Price 2
Options exercisable	8,068
Exercise Price | $ / shares	$ 2.19
Weighted Average Remaining Life (years)	8 years 11 months 26 days
Exercisable | Exercise Price 3
Options exercisable	16,668
Exercise Price | $ / shares	$ 3
Unexercisable | Exercise Price 1
Options exercisable	8,068
Number of Options	319,445
Exercise Price | $ / shares	$ 2
Weighted Average Remaining Life (years)	9 years 1 month 10 days
Unexercisable | Exercise Price 4
Number of Options	0
Exercise Price | $ / shares	$ 8.1
Unexercisable | Exercise Price 5
Number of Options	0
Exercise Price | $ / shares	$ 8.25
Unexercisable | Exercise Price 6
Options exercisable	8,068
Number of Options	40,000
Exercise Price | $ / shares	$ 10.2
Weighted Average Remaining Life (years)	8 years 18 days
Unexercisable | Exercise Price 7
Number of Options	0
Exercise Price | $ / shares	$ 10.5
Unexercisable | Exercise Price 8
Options exercisable	8,068
Number of Options	3,333
Exercise Price | $ / shares	$ 11.25
Weighted Average Remaining Life (years)	7 years 11 months 19 days
Unexercisable | Exercise Price 9
Options exercisable	8,068
Number of Options	8,888
Exercise Price | $ / shares	$ 16.5
Weighted Average Remaining Life (years)	7 years 4 months 17 days
Unexercisable | Exercise Price 10
Number of Options	0
Exercise Price | $ / shares	$ 22.5
Unexercisable | Exercise Price 11
Number of Options	0
Exercise Price | $ / shares	$ 48.75
Unexercisable | Exercise Price 2
Options exercisable	8,068
Number of Options	83,332
Exercise Price | $ / shares	$ 2.19
Weighted Average Remaining Life (years)	8 years 11 months 26 days
Unexercisable | Exercise Price 3
Options exercisable	8,068
Number of Options	176,000
Exercise Price | $ / shares	$ 3
Weighted Average Remaining Life (years)	9 years 8 months 5 days